Financial instruments: classification - Hierarchy of liabilities (Details) - Recurring - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair value of liabilities
Liabilities	£ 182,544	£ 236,157
Deposits
Fair value of liabilities
Liabilities	42,531	44,069
Debt securities in issue
Fair value of liabilities
Liabilities	1,205	1,408
Short positions
Fair value of liabilities
Liabilities	32,111	26,779
Derivatives
Fair value of liabilities
Liabilities	103,992	160,705
Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,243	1,607
Other deposits
Fair value of liabilities
Liabilities	718	796
Subordinated liabilities
Fair value of liabilities
Liabilities	744	793
Level 1
Fair value of liabilities
Liabilities	23,659	19,045
Level 1 | Short positions
Fair value of liabilities
Liabilities	23,659	19,045
Level 2
Fair value of liabilities
Liabilities	158,200	216,218
Level 2 | Deposits
Fair value of liabilities
Liabilities	42,528	44,062
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	1,205	1,408
Level 2 | Short positions
Fair value of liabilities
Liabilities	8,451	7,734
Level 2 | Derivatives
Fair value of liabilities
Liabilities	103,311	159,818
Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,243	1,607
Level 2 | Other deposits
Fair value of liabilities
Liabilities	718	796
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	744	793
Level 3
Fair value of liabilities
Liabilities	685	894	£ 1,008	£ 1,317
Level 3 | Deposits
Fair value of liabilities
Liabilities	3	7
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	1
Level 3 | Short positions
Fair value of liabilities
Liabilities	1
Level 3 | Derivatives
Fair value of liabilities
Liabilities	£ 681	£ 887